Offerings - Offering: 1	Jul. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,705,882
Proposed Maximum Offering Price per Unit	85.00
Maximum Aggregate Offering Price	$ 229,999,970.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 35,213.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Soleno Therapeutics, Inc. (the "Registrant") initially deferred payment of all of the registration fees for the registration statement on Form S-3ASR (File No. 333-276344), filed on January 2, 2024 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement. The prospectus to which this Exhibit is attached is a final prospectus supplement for the related offering. The number of shares registered includes 352,941 shares of common stock that the underwriters have an option to purchase.